Acquisitions and Dispositions of Businesses (Narrative) (Details)		1 Months Ended			3 Months Ended		12 Months Ended
	Apr. 27, 2017	Apr. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jan. 31, 2015 school	Jun. 30, 2015 USD ($) business	Sep. 30, 2014 school	Dec. 31, 2017 USD ($) business	Dec. 31, 2016 USD ($) business	Dec. 31, 2015 USD ($) business	Jun. 29, 2017	Feb. 28, 2017	Sep. 30, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 22, 2015	Nov. 13, 2015 business	Sep. 03, 2015 campus
Business Acquisition [Line Items]
Cost of acquisition							$ 318,900,000	$ 258,000,000	$ 163,300,000
Pension and other post retirement benefits liabilities							$ 59,100,000
Number of businesses acquired | business							6	5	2
Payments to Acquire Businesses, Net of Cash Acquired							$ 299,938,000	$ 245,084,000	$ 159,320,000
Acquisition-related costs							4,100,000	1,500,000
Goodwill expected to be deductible for income tax purposes							11,000,000	22,200,000	20,000,000
Measurement period adjustment								(20,024,000)
Revenues of acquired companies since acquisition date							199,400,000
Operating income of acquired companies since acquisition date							4,500,000
Change in redemption value of redeemable noncontrolling interests							(446,000)	(3,026,000)	(2,601,000)
Treasury stock increase							$ 50,770,000	$ 108,948,000	22,979,000
Group Dekko [Member]
Business Acquisition [Line Items]
Percentage of interest acquired																100.00%
Number of business lines | business																3
Education [Member]
Business Acquisition [Line Items]
Number of businesses acquired | business							2	3
Measurement period adjustment								$ (2,781,000)
Number Of Businesses Disposed | business					2
Education [Member] | Genesis [Member]
Business Acquisition [Line Items]
Percentage of interest acquired											100.00%
Education [Member] | Red Marker [Member]
Business Acquisition [Line Items]
Percentage of interest acquired											100.00%
Education [Member] | SmartPros [Member]
Business Acquisition [Line Items]
Percentage of interest acquired															100.00%
Television Broadcasting [Member]
Business Acquisition [Line Items]
Number of businesses acquired | business							2
Measurement period adjustment								$ 0
Other Businesses [Member]
Business Acquisition [Line Items]
Number of businesses acquired | business							2	2
Measurement period adjustment								$ (17,243,000)
Other Businesses [Member] | Hoover Treated Wood Products [Member]
Business Acquisition [Line Items]
Percentage of interest acquired		97.72%
Payments to Acquire Businesses, Net of Cash Acquired		$ 206,800,000
Fair value of redeemable noncontrolling interest acquired		$ 3,700,000.0
Graham Healthcare Group [Member] | Hometown Home Health and Hospice [Member]
Business Acquisition [Line Items]
Percentage of interest acquired										100.00%
Residential Healthcare Group Inc [Member]
Business Acquisition [Line Items]
Noncontrolling interest purchased			20.00%
Change in redemption value of redeemable noncontrolling interests			$ 3,000,000
Redeemable Noncontrolling Interest, Equity, Common, Redemption Value			$ 24,000,000
Celtic Healthcare Inc [Member]
Business Acquisition [Line Items]
Noncontrolling interest exchanged			20.00%
Celtic Healthcare Inc [Member] | Celtic Healthcare Allegheny Health Network Joint Venture [Member]
Business Acquisition [Line Items]
Ownership percentage of investment in affiliate				40.00%
Graham Healthcare Group [Member]
Business Acquisition [Line Items]
Change in redemption value of redeemable noncontrolling interests			$ 4,100,000
Noncontrolling Interest, Ownership Percentage by Parent							90.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			10.00%
Graham Healthcare Group [Member] | Residential Hospice Illinois [Member]
Business Acquisition [Line Items]
Ownership percentage of investment in affiliate							42.50%
Graham Healthcare Group [Member] | Residential Home Health Illinois [Member]
Business Acquisition [Line Items]
Ownership percentage of investment in affiliate							40.00%
Graham Healthcare Group [Member] | Celtic Healthcare Allegheny Health Network Joint Venture [Member]
Business Acquisition [Line Items]
Ownership percentage of investment in affiliate							40.00%
Group Dekko [Member] | Electri-Cable Assemblies [Member]
Business Acquisition [Line Items]
Percentage of interest acquired												100.00%
Kaplan University Transaction [Member] | Education [Member]
Business Acquisition [Line Items]
Transition and Operations Support Agreement Initial Term	30 years
Transition and Operations Support Agreement Buy-Out Option Eligible Year	6 years
Residential And Michigan Hospital Joint Venture [Member] | Residential Healthcare Group Inc [Member]
Business Acquisition [Line Items]
Ownership percentage of investment in affiliate			40.00%
Percentage of joint venture sold			60.00%
Kaplan International [Member] | Education [Member]
Business Acquisition [Line Items]
Measurement period adjustment								0
Kaplan International [Member] | Education [Member] | Mander Portman Woodward [Member]
Business Acquisition [Line Items]
Percentage of interest acquired														100.00%
Kaplan International [Member] | Education [Member] | Osborne Books [Member]
Business Acquisition [Line Items]
Percentage of interest acquired													100.00%
Kaplan International [Member] | Kaplan China [Member] | Education [Member]
Business Acquisition [Line Items]
Number of schools sold | school				1		3
Higher Education [Member] | Education [Member]
Business Acquisition [Line Items]
Measurement period adjustment								$ 0
Higher Education [Member] | KHE Campuses [Member] | Education [Member]
Business Acquisition [Line Items]
Disposal Group, Not Discontinued Operation, Revenue									$ 167,093,000
Number of nationally accredited ground campuses sold | campus																	38
Impairment Of Long Lived Assets					$ 6,900,000